Inventories - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components:
For manufacturing of systems	$ 47,328	$ 51,323
For servicing of systems	36,539	35,824
Inventory Gross	83,867	87,147
Work in process	19,476	25,266
Finished products	29,907	44,617
Total	$ 133,250	$ 157,030